Long-Term Borrowings - Summary of Long-term Debt Instruments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Debt Disclosure [Abstract]
Long-term borrowings	¥ 0	$ 0	¥ 57,875
Less: Current portion of long-term borrowings	0	0	(57,875)
Total	¥ 0	$ 0	¥ 0